Commitments, contingent liabilities and other (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Aggregate Amounts of Year-by-Year Payment of Purchase Commitments

The schedule of the aggregate amounts of year-by-year payment of purchase commitments during the next five years and thereafter is as follows:

Fiscal year ending March 31	Yen in millions
2014	143,748
2015	60,676
2016	41,039
2017	24,102
2018	9,720
Later years	26,398

Total	305,683

Changes in Product Warranty Liability

The changes in product warranty liability for the fiscal years ended March 31, 2011, 2012 and 2013 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2011	2012	2013
Balance at beginning of the fiscal year	50,856	54,940	67,860
Additional liabilities for warranties	48,610	60,073	55,880
Settlements (in cash or in kind)	(36,537)	(39,954)	(55,327)
Changes in estimate for pre-existing warranty reserve	(4,802)	(4,397)	(8,198)
Translation adjustment	(3,187)	(2,802)	6,561

Balance at end of the fiscal year	54,940	67,860	66,776